RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Related Party Transaction [Line Items]
Original loan amount		$ 800,000
Original loan amount increased up to		$ 1,000,000
Director [Member]
Related Party Transaction [Line Items]
Outstanding amount due to director			$ 218,000	$ 1,129,000
Director provided additional advances	$ 730,000